Employee Benefit Plans	12 Months Ended
Aug. 31, 2021
Employee Benefit Plans [Abstract]
Employee Benefit Plans

28.	EMPLOYEE BENEFIT PLANS
Defined contribution pension plans
The Company has defined contribution pension plans for its
non-union
employees and, for the majority of these employees, contributes
5
% of eligible earnings to the maximum amount deductible under the Income Tax Act. Effective January 1, 2019, the Company introduced a voluntary pension contribution matching program whereby, in addition to the
5
% of Company contributions, employees who make voluntary contributions will receive a 25% match on contributions up to 5% of their eligible earnings. For union employees, the Company contributes amounts up to 9.8% of earnings to the individuals’ registered retirement savings plans. Total pension costs in respect of these plans were $30 (2020 – $31) of which $23 (2020 – $24) was expensed and the remainder capitalized.
Defined benefit pension plans
The Company has two
non-registered
retirement plans for designated executives and senior executives. The following is a summary of the accrued benefit liabilities recognized in the consolidated statements of financial position.

	2021 $	2020 $
Non-registered plans
Accrued benefit obligation	489	513
Fair value of plan assets	468	445

Accrued benefit liabilities and deficit	21	68

The plans expose the Company to a number of risks, of which the most significant are as follows:
(i) Volatility in market conditions: The accrued benefit obligations are calculated using discount rates with reference to bond yields closely matching the term of the estimated cash flows while many of the assets are invested in other types of assets. If plan assets underperform these yields, this will result in a deficiency. Changing market conditions in conjunction with discount rate volatility will result in volatility of the accrued benefit liabilities. To mitigate some of the investment risk, the Company has established long-term funding targets where the time horizon and risk tolerance are specified.

(ii) Selection of accounting assumptions: The calculation of the accrued benefit obligations involves projecting future cash flows of the plans over a long time frame. This means that assumptions used can have a material impact on the consolidated
statements of financial position and comprehensive income because in practice, future experience of the plans may not be in line with the selected assumptions.
Non-registered
pension plans
The Company provides a supplemental executive retirement plan (SERP) for certain of its senior executives and retirees. Benefits under this plan are based on the employees’ length of service and their highest three-year average rate of eligible pensionable earnings during their years of service. In 2012, the Company closed the plan to new participants and amended the plan to freeze base salary levels at August 31, 2012 for purposes of determining eligible pensionable earnings. Employees are not required to contribute to this plan.
The Company provides an executive retirement plan (ERP) for certain executives not covered by the SERP. Benefits under this plan are comprised of defined contribution and defined benefit components and are based on the employees’ length of service as well as final average earnings during their years of service. Employees are not required to contribute to this plan.
The table below shows the change in benefit obligation and funding status and the fair value of plan assets.

	SERP $	ERP $	2021 Total $	SERP $	ERP $	2020 Total $

Accrued benefit obligation, beginning of year	477	36	513	478	27	505

Current service cost	–	9	9	2	9	11

Interest cost	13	1	14	14	1	15

Payment of benefits to employees	(20)	(2)	(22)	(19)	(2)	(21)

Transfer from DC plan	–	1	1	–	1	1

Remeasurements:

Effect of changes in demographic assumptions	–	–	–	16	–	16

Effect of changes in financial assumptions	(24)	(3)	(27)	13	1	14

Effect of experience adjustments	1	–	1	(27)	(1)	(28)

Accrued benefit obligation, end of year	447	42	489	477	36	513

Fair value of plan assets, beginning of year	415	30	445	417	19	436

Employer contributions	–	10	10	–	12	12

Interest income	11	–	11	12	1	13

Transfer from DC plan	–	1	1	–	1	1

Payment of benefits	(20)	(2)	(22)	(19)	(2)	(21)

Return on plan assets, excluding interest income	22	1	23	5	(1)	4

Fair value of plan assets, end of year	428	40	468	415	30	445

Accrued benefit liability and plan deficit, end of year	19	2	21	62	6	68

The weighted average duration of the defined benefit obligation of the SERP and ERP at August 31, 2021 is 14.5 years and 15.9 years, respectively.
The underlying plan assets of the SERP and ERP at August 31, 2021 are invested in the following:

	SERP	ERP

Cash and cash equivalents	199	25

Fixed income securities	69	5

Equity securities – Canadian	52	4

Equity securities – Foreign	108	6

	428	40

A
ll fixed income and eq
u
ity securities have a quoted price in active market.
T
he tables below show the significant weighted-average assumptions used to measure the pension obligation and cost for the plans.

Accrued benefit obligation	2021 SERP %		2021 ERP %	2020 SERP %		2020 ERP %

Discount rate	3.10		3.10	2.70		2.70

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

Benefit cost for the year	2021 SERP %		2021 ERP %	2020 SERP %		2020 ERP %

Discount rate	2.70		2.70	2.90		2.90

Rate of compensation increase	3.00	(1)	3.00	3.00	(1)	3.00

(1)	Applies only to incentive compensation component of eligible pensionable earnings.
The calculation of the accrued benefit obligation is sensitive to the assumptions above. A one percentage point decrease in the discount rate would have increased the accrued benefit obligation at August 31, 2021 by
$
72. A one percentage point increase in the rate of compensation increase would have increased the accrued benefit obligation by $2.
When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation has been calculated using the projected benefit method which is the same method that is applied in calculating the defined benefit liability recognized in the consolidated statements of financial position. The sensitivity analysis presented above may not be representative of the actual change in the accrued benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some assumptions may be correlated.
The net pension benefit plan expense, which is included in employee salaries and benefits expense, is comprised of the following components:

	SERP	ERP	2021 Total	SERP	ERP	2020 Total

Current service cost	–	9	9	2	9	11

Interest cost	13	1	14	14	1	15

Interest income	(11)	–	(11)	(12)	(1)	(13)

Pension expense	2	10	12	4	9	13

Other benefit plans
The Company has post-employment benefits plans that provide post-retirement health and life insurance coverage to certain executive level retirees and are funded on a pay-as-you-go
basis. The table below shows the change in the accrued post-retirement obligation which is recognized in the consolidated statements of financial position.

	2021	2020

Accrued benefit obligation and plan deficit, beginning of year	4	4

Current service cost	–	–

Interest cost	–	–

Payment of benefits to employees	–	–

Remeasurements:

Effect of changes in demographic assumptions	1	–

Effect of changes in financial assumptions	(1)	–

Effect of experience adjustments	1	–

Accrued benefit obligation and plan deficit, end of year	5	4

The weighted average duration of the benefit obligation at August 31, 2021 is 16.7 years.
The post-retirement benefit plan expense, which is included in employee salaries and benefits expense, is $nil (2020 – $nil) and is comprised of current service and interest cost.
The discount rates used to measure the post-retirement benefit cost for the year and the accrued benefit obligation as at August 31, 2021 were 3.10% and 2.70%, respectively (2020 – 2.70% and 2.90%, respectively). A one percentage point decrease in the discount rate would have increased the accrued benefit obligation at August 31, 2021 by $1.
Employer contributions
The Company’s estimated contributions to the defined benefit plans in fiscal 2022 is $nil.